CASH FLOW ITEMS - Changes in Non-Cash Working Capital Items and Non-Current Ore Stockpiles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Receivables and other current assets	$ 18.0	$ (36.9)
Inventories and non-current ore stockpiles	(76.6)	(32.6)
Accounts payable and accrued liabilities	43.7	28.9
Movements in non-cash working capital items and non-current ore stockpiles	$ (14.9)	$ (40.6)